Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for Rochow	Summary Compensation Table Total for Poppe	Compensation Actually Paid to Rochow	Compensation Actually Paid to Poppe	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Adjusted Earnings Per Share
(1)	($) (2)	($) (2)	($) (3)	($) (3)	($) (2)	($) (3)	($)	($) (5)	($000,000)	($) (6)
2023	9,637,210	N/A	9,633,469	N/A	2,531,461	2,605,141	96	81	877	3.11
2022	8,719,994	N/A	8,239,620	N/A	2,373,793	2,335,728	98	84	827	2.89
2021	6,871,068	N/A	7,746,202	N/A	2,131,976	2,587,565	101	87	1,348	2.65
									(7)
2020	2,615,131	7,898,536	3,401,723	(13,653,262)	2,174,217	2,738,727	104	89	755	2.67
				(8)

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote	The PEO and NEOs for the applicable years were as follows:
•2023: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2023 and the other NEOs of CMS and Consumers were: Hayes, Hofmeister, Johnson and Wells Jr.
•2022: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2022 and the other NEOs of CMS and Consumers were: Hayes, Hofmeister, Johnson and Brian F. Rich.
•2021: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2021 and the other NEOs of CMS and Consumers were: Hayes, Jean-Francois Brossoit, Johnson and Brian F. Rich.
•2020: Rochow assumed the role of the President and CEO of CMS and Consumers on December 1, 2020 and Patricia Poppe served as President and CEO of CMS and Consumers during 2020 through Poppe’s December 1, 2020 resignation. The other NEOs of CMS and Consumers for 2020 were: Hayes, Jean-Francois Brossoit, Catherine A. Hendrian and Brian F. Rich.

Peer Group Issuers, Footnote
(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance. See the Compensation Discussion and Analysis for further information regarding how TSR is calculated for purposes of the long-term incentive program.
(5)The TSR Peer Group is the same peer group utilized in CMS' and Consumers' Annual Report on Form 10-K for the yer ended December 31, 2023 and consists of utilities listed in the Standard & Poor’s 400 Utilities Index, an independently prepared index that consists of companies in the utilities industry.

Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Rochow, Poppe and for the average of the other NEOs is set forth in the table following the footnotes to this table. The amounts reported for the average of the other NEOs for 2022 and 2021 have been updated as compared to the amounts reported in the Proxy Statement filed in connection with the 2023 Annual Meeting as the prior year amounts reflected the total value of the change in equity award value for the other NEOs rather than an average of the change in equity award value for the other NEOs as required per SEC disclosure rules. The impact of this change was to reduce the compensation actually paid by approximately $463,000 and $540,000 in 2022 and 2021, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 2,531,461	$ 2,373,793	$ 2,131,976	$ 2,174,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,605,141	2,335,728	2,587,565	2,738,727
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Rochow, Poppe and for the average of the other NEOs is set forth in the table following the footnotes to this table. The amounts reported for the average of the other NEOs for 2022 and 2021 have been updated as compared to the amounts reported in the Proxy Statement filed in connection with the 2023 Annual Meeting as the prior year amounts reflected the total value of the change in equity award value for the other NEOs rather than an average of the change in equity award value for the other NEOs as required per SEC disclosure rules. The impact of this change was to reduce the compensation actually paid by approximately $463,000 and $540,000 in 2022 and 2021, respectively.
RECONCILIATION OF COMPENSATION ACTUALLY PAID TO SUMMARY COMPENSATION TABLE TOTAL

Year	Summary Compensation Table Total ($) (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($) (7)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Plus Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year ($) (10)	Equals Compensation Actually Paid ($)
Rochow
2023	9,637,210	(198)	—	(6,033,036)	5,854,300	(139,286)	—	190,377	—	124,102	9,633,469
2022	8,719,994	(107)	—	(5,265,456)	5,158,376	(658,176)	—	203,643	—	81,346	8,239,620
2021	6,871,068	(78)	—	(4,601,980)	5,008,062	237,729	—	182,958	—	48,443	7,746,202
2020	2,615,131	(114)	—	(1,056,512)	1,058,278	123,579	—	640,965	—	20,396	3,401,723
Poppe
2020	7,898,536	—	—	(6,184,228)	—	—	—	4,342,984	(19,834,124)	123,570	(13,653,262)
Other NEOs (Average) (11)
2023	2,531,461	—	—	(1,193,957)	1,158,743	(15,596)	—	121,226	—	3,264	2,605,141
2022	2,373,793	—	—	(1,050,573)	1,029,181	(180,464)	—	159,289	—	4,502	2,335,728
						(12)		(12)
2021	2,131,976	—	—	(1,133,217)	1,233,240	205,419	—	145,840	—	4,307	2,587,565
						(12)		(12)
2020	2,174,217	(62,258)	14,658	(946,196)	947,748	108,972	—	497,709	—	3,877	2,738,727
(1)Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(3)Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in our financial statements under GAAP.
(4)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(6)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(7)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of performance-based awards, based on actual performance.
(9)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(10)Represents cash dividends paid or accrued with respect to unvested equity awards during the applicable year.
(11)See footnote 1 above for the NEOs included in the average for each year.
(12)Updated from the amounts reported in the proxy statement filed in connection with the 2023 Annual Meeting to reflect the average amounts rather than the total amounts for the other NEOs as reflected in such proxy statement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR
The following chart illustrates the relationship of CMS’ four-year TSR to the compensation actually paid to the individuals serving as PEO during the applicable year, and the average for the other NEOs. The lower compensation actually paid amount for the PEOs in 2020 (Poppe and Rochow) is a consequence of the fact that (i) Rochow's 2020 compensation reflected Rochow’s role at CMS and Consumers prior to his promotion to CEO in December 2020, and (ii) the compensation actually paid to Poppe during 2020 reflects the forfeiture of Poppe’s long-term incentive awards in connection with Poppe’s resignation.

*    PEO compensation for 2020 reflects the aggregated compensation of Poppe and Rochow.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
Because a significant percentage of compensation is delivered in the form of equity awards with vesting tied to TSR, EPS growth and continued service, our executive compensation program is less impacted by fluctuations in net income. The following chart illustrates the relationship between net income and the compensation actually paid to the individuals serving as PEO during the applicable year and the average compensation actually paid for the other NEOs.
 *    PEO compensation for 2020 reflects the aggregated compensation of Poppe and Rochow.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted EPS
As discussed above, adjusted EPS is viewed as a core driver of CMS’ performance and stockholder valuation creation and, accordingly, was used as a component in both the Annual Incentive and LTI awards. Because the compensation actually paid, as calculated per SEC disclosure rules, is most greatly impacted by stock price fluctuations, the impact of year-over-year fluctuations in adjusted EPS performance has less of an impact on compensation actually paid as compared to stock price performance. The compensation actually paid in 2020 and, in the case of Rochow, the change from 2020 to 2021, was also a result of the change in PEO role that occurred in December 2020 and the compensation adjustments and forfeitures relating to such change.
*    PEO compensation for 2020 reflects the aggregated compensation of Poppe and Rochow.

Total Shareholder Return Vs Peer Group
TSR: CMS versus Peer Group
As shown below, based on a 2019 investment, CMS’ four-year cumulative TSR for the period of 2020-2023 consistently exceeded the four-year cumulative TSR for companies included in the S&P 400 Utilities Index.

Total Shareholder Return Amount	$ 96	98	101	104
Peer Group Total Shareholder Return Amount	81	84	87	89
Net Income (Loss)	$ 877,000,000	$ 827,000,000	$ 1,348,000,000	$ 755,000,000
Company Selected Measure Amount | $ / shares	3.11	2.89	2.65	2.67
PEO Name	Rochow	Rochow	Rochow	Rochow
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Rochow and Poppe and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs of CMS and Consumers reported for the applicable year other than the PEO for such years.As noted in the Compensation Discussion and Analysis, for 2023, the Compensation Committee determined that adjusted EPS continues to be viewed as a core driver of CMS’ performance and stockholder value creation and, accordingly, was utilized as a component for both the Annual Incentive and LTI Awards. Adjusted EPS is a non-GAAP financial measure that represents EPS adjusted to exclude gains or losses on asset sales which have been excluded from adjusted EPS or are greater than or equal to 2% of adjusted EPS; changes in accounting principles resulting from new or revised accounting standards not included in the budget; large restructuring and severance expenses greater than $5 million or equal to $0.01 of EPS; legal and settlement costs or gains related to previously sold assets; regulatory recovery for prior year changes; changes in legacy tax reform; changes in federal tax policy; loans sold from discontinued operations; 3rd party costs related to the Business Optimization initiative (greater or equal to $0.01 of EPS); and unrealized gains or losses, recognized in net income, from mark-to-market adjustments related to NorthStar Clean Energy’s interest expense. See Appendix A for a reconciliation of GAAP EPS to adjusted EPS.2021 net income includes the proceeds from the sale EnerBank, a one-time event excluded from adjusted EPS.Effective December 1, 2020, Poppe voluntarily resigned from her position of President and CEO of CMS and Consumers. As a result, Poppe forfeited any outstanding long-term incentive awards, her annual incentive award and any unvested supplemental retirement awards.
Rochow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,637,210	$ 8,719,994	$ 6,871,068	$ 2,615,131
PEO Actually Paid Compensation Amount	9,633,469	8,239,620	7,746,202	3,401,723
Poppe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,898,536
PEO Actually Paid Compensation Amount				(13,653,262)
PEO | Reduction for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(463,000)	(540,000)
PEO | Rochow [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198)	(107)	(78)	(114)
PEO | Rochow [Member] | Equity Awards Granted Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,033,036)	(5,265,456)	(4,601,980)	(1,056,512)
PEO | Rochow [Member] | Equity Awards Outstanding And Unvested Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,854,300	5,158,376	5,008,062	1,058,278
PEO | Rochow [Member] | Equity Awards Outstanding And Unvested In Prior Years Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,286)	(658,176)	237,729	123,579
PEO | Rochow [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,377	203,643	182,958	640,965
PEO | Rochow [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 124,102	81,346	48,443	20,396
PEO | Poppe [Member] | Equity Awards Granted Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,184,228)
PEO | Poppe [Member] | Equity Awards Outstanding And Unvested Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Poppe [Member] | Equity Awards Outstanding And Unvested In Prior Years Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Poppe [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,342,984
PEO | Poppe [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				123,570
PEO | Poppe [Member] | Equity Awards Granted In Prior Years, Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(19,834,124)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Relative EPS growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(62,258)
Non-PEO NEO | Equity Awards Granted Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,193,957)	(1,050,573)	(1,133,217)	(946,196)
Non-PEO NEO | Equity Awards Outstanding And Unvested Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,158,743	1,029,181	1,233,240	947,748
Non-PEO NEO | Equity Awards Outstanding And Unvested In Prior Years Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,596)	(180,464)	205,419	108,972
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,226	159,289	145,840	497,709
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,264	$ 4,502	$ 4,307	3,877
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 14,658